Opportunity Portfolio (Prospectus Summary) | Opportunity Portfolio
Opportunity Portfolio
Objective
The Opportunity Portfolio seeks long-term capital appreciation.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of
Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional
Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund
Trust held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information-How To Purchase Class H Shares" section on page 25 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Opportunity Portfolio	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	4.75%	[1]	none
[1]	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information-How To Purchase Class H Shares."

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Opportunity Portfolio		Class I	Class P	Class H	Class L
Advisory Fee		0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fee		none	0.25%	0.25%	0.75%
Other Expenses		0.45%	0.45%	0.45%	0.45%
Total Annual Portfolio Operating Expenses	[1]	0.95%	1.20%	1.20%	1.70%
Fee Waiver and/or Expense Reimbursement	[1]	0.07%	0.07%	0.07%	0.07%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.88%	1.13%	1.13%	1.63%
[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.88% for Class I, 1.13% for Class P, 1.13% for Class H and 1.63% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Opportunity Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I	90	281	488	1,084
Class P	115	359	622	1,375
Class H	585	817	1,068	1,784
Class L	166	514	887	1,933

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect
Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging franchise companies with capitalizations within the range of companies included in the Russell 1000® Growth Index. The Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investments on an individual company basis. In selecting securities for investment, the Adviser seeks companies with the potential for strong free cash flow generation and that the
Adviser believes are undervalued at the time of purchase. The Adviser typically favors companies it believes have consistent or rising earnings growth records and compelling business strategies. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may invest in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Portfolio's equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds ("ETFs"), limited partnership interests and other specialty securities having equity features. The Portfolio may invest in privately placed and restricted securities.

The Portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of
Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the
Portfolio to sell certain securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
Pursuant to an agreement and plan of reorganization between the Fund, on behalf of the Portfolio, and Van Kampen Series Fund, Inc., on behalf of the Van Kampen
Equity Growth Fund (the "Predecessor Fund"), on May 21, 2010 the Portfolio
acquired substantially all of the assets and substantially all of the liabilities of the Predecessor Fund in exchange for Class I, Class H and Class L shares of the Portfolio (the "Reorganization"). Pursuant to the Reorganization,
Class A and Class B shareholders of the Predecessor Fund received Class H shares of the Portfolio, and Class C and Class I shareholders of the Predecessor Fund received Class L and Class I shares, respectively, of the Portfolio. As a result of the Reorganization, the Portfolio is the accounting successor of the
Predecessor Fund. The historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the
Class A, Class C and Class I shares of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class H shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The
Portfolio's returns in the table include the maximum applicable sales charge for
Class H and assume you sold your shares at the end of each period (unless otherwise noted). The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information is available online at www.morganstanley.com/im.
Annual Total Returns-Calendar Years	[1]

High Quarter 6/30/09 24.05% Low Quarter 12/31/08 -28.83%
Average Annual Total Returns (for the calendar periods ended December 31, 2011)	[2]
Average Annual Total Returns Opportunity Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 5 Years, Secondary	Average Annual Returns, 10 Years	Average Annual Returns, 10 Years, Secondary	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
Class I	Class I Return before Taxes	[1]	(0.46%)	5.16%				6.58%	Aug. 12, 2005
Class P	Class P Return before Taxes		(0.72%)					14.44%	May 21, 2010
Class H	Class H Return before Taxes	[1]	(5.45%)	3.84%		3.34%		3.30%	May 28, 1998
Class H After Taxes on Distributions	Class H Return after Taxes on Distributions		(5.45%)	3.84%		3.34%		3.10%	May 28, 1998
Class H After Taxes on Distributions and Sales	Class H Return after Taxes on Distributions and Sale of Portfolio Shares		(3.54%)	3.30%		2.90%		2.77%	May 28, 1998
Class L	Class L Return before Taxes	[1]	(1.17%)	4.18%		3.17%		2.97%	May 28, 1998
Russell 1000 ® Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[2]	2.64%	2.50%			2.60%	3.79%	Aug. 12, 2005	1.89%	May 28, 1998	13.66%	May 21, 2010
Lipper Multi-Cap Growth Funds Index	Lipper Multi-Cap Growth Funds Index (reflects no deduction for fees, expenses or taxes)	[3]	(4.02%)	0.87%			2.78%	2.93%	Aug. 12, 2005	2.60%	May 28, 1998	10.47%	May 21, 2010
[1]	Performance shown for the Portfolio's Class I, Class H and Class L shares reflects the performance of the Class I, Class A and Class C shares, respectively, of the Predecessor Fund for periods prior to May 21, 2010.
[2]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
[3]	The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares'
returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

[1]	Performance shown for the Portfolio's Class H shares reflects the performance of the Class A shares of the Predecessor Fund for periods prior to May 21, 2010.
[2]	Performance shown for the Portfolio's Class I, Class H and Class L shares reflects the performance of the Class I, Class A and Class C shares, respectively, of the Predecessor Fund for periods prior to May 21, 2010.